UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code:
Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: December 31
Date of reporting period: June 30, 2009

ITEM 1. REPORT TO STOCKHOLDERS.
The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JUNE 30, 2009

Legg Mason Partners
Variable Diversified Strategic Income Portfolio

Managed by WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

The Portfolio seeks high current income.

Portfolio name change

During the fourth quarter of 2009, it is expected that the Portfolio’s name will change to Legg Mason Western Asset Variable Diversified Strategic Income Portfolio. There will be no change in the Portfolio’s investment objective or investment policies as a result of the name change.

What’s inside

Letter from the chairman	I

Portfolio at a glance	1

Portfolio expenses	2

Schedule of investments	4

Statement of assets and liabilities	20

Statement of operations	21

Statements of changes in net assets	22

Financial highlights	23

Notes to financial statements	24

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) and Western Asset Management Company Ltd in Japan (“Western Japan”) are the Portfolio’s subadvisers. LMPFA, Western Asset, Western Asset Limited, Western Singapore and Western Japan are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy remained weak during the six-month reporting period ended June 30, 2009. Looking back, the U.S. Department of Commerce reported that third and fourth quarter 2008 U.S. gross domestic product (“GDP”)i contracted 2.7% and 5.4%. Economic contraction has continued in 2009 as GDP fell 6.4% during the first quarter and the advance estimate for the second quarter is a 1.0% decline. The economy’s more modest contraction in the second quarter was due, in part, to smaller declines in exports and business spending.

The U.S. recession, which began in December 2007, now has the dubious distinction of being the lengthiest since the Great Depression. Contributing to the economy’s troubles has been extreme weakness in the labor market. Since December 2007, approximately six and a half million jobs have been shed and we have experienced eighteen consecutive months of job losses. In addition, the unemployment rate continued to move steadily higher, rising from 9.4% in May to 9.5% in June 2009, to reach its highest rate since August 1983.

Another strain on the economy, the housing market, may finally be getting closer to reaching a bottom. After plunging late in 2008, new single-family home starts have been fairly stable in recent months and, while home prices have continued to fall, the pace of the decline has moderated somewhat. Other recent economic news also seemed to be “less negative.” Inflation remained low, manufacturing contracted at a slower pace and inventory levels were drawn down.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions. After reducing the federal funds rateiii from 5.25% in August 2007 to a range of 0 to 1/4 percent in December 2008—a historic low—the Fed has maintained this stance thus far in 2009. In conjunction with its June meeting, the Fed stated that it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Legg Mason Partners Variable Diversified Strategic Income Portfolio   I

Letter from the chairman continued

In addition to maintaining extremely low short-term interest rates, the Fed took several actions to improve liquidity in the credit markets. Back in September 2008, it announced an $85 billion rescue plan for ailing AIG and pumped $70 billion into the financial system as Lehman Brothers’ bankruptcy and mounting troubles at other financial firms roiled the markets. More recently, the Fed has taken additional measures to thaw the frozen credit markets, including the purchase of debt issued by Fannie Mae and Freddie Mac, as well as introducing the Term Asset-Backed Securities Loan Facility (“TALF”). In March 2009, the Fed continued to pursue aggressive measures as it announced its intentions to:

•	Purchase up to an additional $750 billion of agency mortgage-backed securities, bringing its total purchases of these securities to up to $1.25 trillion in 2009.

•	Increase its purchases of agency debt this year by up to $100 billion to a total of up to $200 billion.

•	Buy up to $300 billion of longer-term Treasury securities over the next six months.

The U.S. Department of the Treasury has also taken an active role in attempting to stabilize the financial system, as it orchestrated the government’s takeover of mortgage giants Fannie Mae and Freddie Mac in September 2008. In October, the Treasury’s $700 billion Troubled Asset Relief Program (“TARP”) was approved by Congress and signed into law by former President Bush. Then, in March 2009, Treasury Secretary Geithner introduced the Public-Private Partnership Investment Program (“PPIP”), which is intended to facilitate the purchase of troubled mortgage assets from bank balance sheets. President Obama has also made reviving the economy a priority in his administration, the cornerstone thus far being the $787 billion stimulus package that was signed into law in February 2009.

Both short- and long-term Treasury yields fluctuated during the reporting period. This was often prompted by changing perceptions regarding the economy, future Fed policy decisions and the government’s initiatives to stabilize the financial system. When the period began, Treasury yields were extremely low, given numerous “flights to quality” in 2008 that were triggered by the financial crisis. After starting the period at 0.76% and 2.25%, respectively, two- and ten-year Treasury yields drifted even lower (and their prices higher) in mid-January 2009. Yields then generally moved higher (and their prices lower) until early June. Two- and ten-year yields peaked at 1.42% and 3.98%, respectively, before falling and ending the reporting period at 1.11% and 3.53%. Over the six months ended June 30, 2009, longer-term yields moved higher than their shorter-term counterparts due to fears of future inflation given the government’s massive stimulus program. In a reversal from 2008, investor risk aversion faded as

II   Legg Mason Partners Variable Diversified Strategic Income Portfolio

the six-month reporting period progressed, driving spread sector (non-Treasury) prices higher. For the six-month period ended June 30, 2009, the Barclays Capital U.S. Aggregate Indexiv returned 1.90%.

The high-yield bond market produced outstanding results over the six months ended June 30, 2009. After generating poor results in 2008, the asset class posted positive returns during five of the six months of the reporting period. This strong rally was due to a variety of factors, including signs that the frozen credit markets were thawing, some modestly better economic data and increased demand from investors searching for higher yields. All told, over the six months ended June 30, 2009, the Citigroup High Yield Market Indexv returned 28.60%.

Emerging market debt prices rallied sharply—posting positive returns during five of the six months of the reporting period. This was triggered by firming and, in some cases, rising commodity prices, optimism that the worst of the global recession was over and increased investor risk appetite. Over the six months ended June 30, 2009, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vi returned 14.56%.

Performance review
For the six months ended June 30, 2009, Legg Mason Partners Variable Diversified Strategic Income Portfolio1 returned 7.99%. The Portfolio’s unmanaged benchmark, the Barclays Capital U.S. Aggregate Index, returned 1.90% for the same period. The Lipper Variable General Bond Funds Category Average2 returned 8.03% over the same time frame.

1 The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.
2 Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 64 funds in the Portfolio’s Lipper category.

Legg Mason Partners Variable Diversified Strategic Income Portfolio   III

Letter from the chairman continued

PERFORMANCE SNAPSHOT as of June 30, 2009 (unaudited)

6 MONTHS
(not annualized)
Variable Diversified Strategic Income Portfolio[1]	7.99%

Barclays Capital U.S. Aggregate Index	1.90%

Lipper Variable General Bond Funds Category Average[2]	8.03%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.

The 30-Day SEC Yield for the period ended June 30, 2009 was 5.59%. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Portfolio’s most current prospectus dated April 30, 2009, the gross total operating expense ratio was 0.98%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

A special note regarding increased market volatility
Dramatically higher volatility in the financial markets has been very challenging for many investors. Market movements have been rapid—sometimes in reaction to economic news, and sometimes creating the news. In the midst of this evolving market environment, we at Legg Mason want to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

1 The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.
2 Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 64 funds in the Portfolio’s Lipper category.

IV   Legg Mason Partners Variable Diversified Strategic Income Portfolio

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your portfolio
Important information with regard to certain regulatory developments that may affect the Portfolio is contained in the Notes to Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 31, 2009

Legg Mason Partners Variable Diversified Strategic Income Portfolio   V

Letter from the chairman continued

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. As interest rates rise, bond prices fall, reducing the value of the Portfolio’s share price. High-yield bonds involve greater credit and liquidity risks than investment grade bonds. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolio’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]	The Citigroup High Yield Market Index is a broad-based unmanaged index of high-yield securities.

vi	The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

VI   Legg Mason Partners Variable Diversified Strategic Income Portfolio

Portfolio at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report   1

Portfolio expenses (unaudited)

Example
As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2009 and held for the six months ended June 30, 2009.

Actual expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]

	BEGINNING	ENDING	ANNUALIZED	EXPENSES
ACTUAL TOTAL	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
RETURN[2]	VALUE	VALUE	RATIO	THE PERIOD[3]
7.99%	$1,000.00	$1,079.90	1.05%	$5.41

[1]	For the six months ended June 30, 2009.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total return. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report

Hypothetical example for comparison purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]

HYPOTHETICAL	BEGINNING	ENDING	ANNUALIZED	EXPENSES
ANNUALIZED	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
TOTAL RETURN	VALUE	VALUE	RATIO	THE PERIOD[2]
5.00%	$1,000.00	$1,019.59	1.05%	$5.26

[1]	For the six months ended June 30, 2009.

[2]	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report   3

Schedule of investments (unaudited)
June 30, 2009

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE

CORPORATE BONDS & NOTES — 39.5%

CONSUMER DISCRETIONARY — 3.2%
	Automobiles — 0.1%
	General Motors Corp., Senior Debentures:

$155,000	8.250% due 7/15/23(a)	$19,762

5,000	8.375% due 7/15/33(a)	663

	Total Automobiles	20,425
	Hotels, Restaurants & Leisure — 0.3%
10,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	8,150

65,000	MGM MIRAGE Inc., Notes, 6.750% due 9/1/12	46,475

50,000	Station Casinos Inc., Senior Notes, 7.750% due 8/15/16(a)(b)	17,500

50,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10(c)	46,875

	Total Hotels, Restaurants & Leisure	119,000

	Media — 2.8%
199,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15(a)(b)	24,875

20,000	Cengage Learning Acquisitions Inc., Senior Notes, 10.500% due 1/15/15(c)	16,300

245,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13	279,526

80,000	Comcast Cable Communications Inc., Notes, 8.875% due 5/1/17	94,199

	Comcast Corp.:

	Notes:

120,000	6.500% due 1/15/15	127,430

10,000	5.875% due 2/15/18	10,154

10,000	Senior Notes, 6.500% due 1/15/17	10,624

	CSC Holdings Inc., Senior Notes:

5,000	7.625% due 4/1/11	4,975

50,000	6.750% due 4/15/12	48,500

81,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	81,608

50,000	DISH DBS Corp., Senior Notes, 6.625% due 10/1/14	46,250

	News America Inc., Senior Notes:

20,000	6.200% due 12/15/34	17,124

10,000	6.650% due 11/15/37	9,022

50,000	Reed Elsevier Capital Inc., Notes, 8.625% due 1/15/19	56,904

See Notes to Financial Statements.

4   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Media — 2.8% continued

	Time Warner Cable Inc., Senior Notes:

$20,000	8.750% due 2/14/19	$23,338

170,000	8.250% due 4/1/19	193,216

40,000	6.750% due 6/15/39	39,054

50,000	Time Warner Inc., Senior Notes, 7.625% due 4/15/31	48,734

	Total Media	1,131,833
	Multiline Retail — 0.0%
25,609	Neiman Marcus Group Inc., Senior Notes, 9.000% due 10/15/15(d)	15,237

	TOTAL CONSUMER DISCRETIONARY	1,286,495

CONSUMER STAPLES — 0.7%

	Food & Staples Retailing — 0.5%
	CVS Caremark Corp.:

126,312	Pass-Through Certificates, 6.943% due 1/10/30(c)	114,590

70,000	Senior Notes, 6.600% due 3/15/19	74,930

	Total Food & Staples Retailing	189,520

	Food Products — 0.2%
75,000	Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10	74,250

5,000	Kraft Foods Inc., Senior Notes, 5.625% due 11/1/11	5,315

	Total Food Products	79,565

	TOTAL CONSUMER STAPLES	269,085

ENERGY — 6.4%

	Energy Equipment & Services — 0.2%
40,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	34,400

	Southern Natural Gas Co.:

20,000	Notes, 5.900% due 4/1/17(c)	19,470

25,000	Senior Notes, 8.000% due 3/1/32	26,578

	Total Energy Equipment & Services	80,448

	Oil, Gas & Consumable Fuels — 6.2%
55,000	Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31	53,809

	Anadarko Petroleum Corp., Senior Notes:

70,000	8.700% due 3/15/19	78,547

45,000	6.450% due 9/15/36	40,573

	Chesapeake Energy Corp., Senior Notes:

100,000	6.625% due 1/15/16	88,250

50,000	6.250% due 1/15/18	41,750

See Notes to Financial Statements.

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report   5

Schedule of investments (unaudited) continued
June 30, 2009

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Oil, Gas & Consumable Fuels — 6.2% continued

	Compagnie Generale de Geophysique SA, Senior Notes:

$10,000	7.500% due 5/15/15	$9,225

45,000	7.750% due 5/15/17	41,175

275,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	297,134

	El Paso Corp., Medium-Term Notes:

50,000	7.375% due 12/15/12	48,424

190,000	7.800% due 8/1/31	155,935

75,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	73,125

150,000	Gaz Capital SA, Notes, 8.625% due 4/28/34(c)	147,563

200,000	Hess Corp., Notes, 8.125% due 2/15/19	228,080

135,000	Kerr-McGee Corp., Notes, 7.875% due 9/15/31	132,073

	Kinder Morgan Energy Partners LP:

100,000	Notes, 6.750% due 3/15/11	104,850

	Senior Notes:

20,000	5.850% due 9/15/12	20,866

20,000	6.000% due 2/1/17	19,871

60,000	Noble Energy Inc., Senior Notes, 8.250% due 3/1/19	68,381

	OPTI Canada Inc., Senior Secured Notes:

30,000	7.875% due 12/15/14	19,575

30,000	8.250% due 12/15/14	19,950

15,000	Peabody Energy Corp., Senior Notes, 6.875% due 3/15/13	14,925

65,000	Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35	58,869

56,000	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16	57,680

35,000	SandRidge Energy Inc., Senior Notes, 9.875% due 5/15/16(c)	33,950

10,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15(a)(b)(c)	450

55,000	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	34,925

50,000	Tennessee Gas Pipeline Co., Debentures, 7.625% due 4/1/37	50,890

25,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	23,313

	Williams Cos. Inc.:

30,000	Debentures, 7.500% due 1/15/31	26,466

	Notes:

150,000	7.125% due 9/1/11	153,053

60,000	7.875% due 9/1/21	59,214

10,000	8.750% due 3/15/32	10,075

See Notes to Financial Statements.

6   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Oil, Gas & Consumable Fuels — 6.2% continued

	Senior Notes:

$125,000	7.625% due 7/15/19	$123,651

70,000	7.750% due 6/15/31	63,156

	XTO Energy Inc., Senior Notes:

30,000	7.500% due 4/15/12	33,253

30,000	5.500% due 6/15/18	30,114

60,000	6.500% due 12/15/18	64,485

	Total Oil, Gas & Consumable Fuels	2,527,625

	TOTAL ENERGY	2,608,073

FINANCIALS — 13.9%

	Capital Markets — 0.8%
70,000	Bear Stearns Co. Inc., Senior Notes, 7.250% due 2/1/18	73,897

80,000	Credit Suisse Guernsey Ltd., Junior Subordinated Notes, 5.860% due 5/15/17(e)(f)	52,073

370,000	Kaupthing Bank HF, Senior Notes, 7.625% due 2/28/15(a)(b)(c)(g)	29,600

90,000	Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes, 5.857% due 5/31/12(a)(e)(f)	9

60,000	Lehman Brothers Holdings E-Capital Trust I, Notes, 6.155% due 8/19/65(a)(f)	6

50,000	Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes, 5.250% due 2/6/12(a)	7,625

	Morgan Stanley, Medium-Term Notes:

100,000	5.625% due 1/9/12	102,400

50,000	1.557% due 10/18/16(f)	40,511

30,000	Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13(c)	31,050

	Total Capital Markets	337,171

	Commercial Banks — 2.2%
	Glitnir Banki HF:

150,000	Notes, 6.330% due 7/28/11(a)(b)(c)	25,125

130,000	Subordinated Notes, 6.693% due 6/15/16(a)(b)(c)	78

100,000	ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22(c)(f)	78,220

260,000	Landsbanki Islands HF, Senior Notes, 6.100% due 8/25/11(a)(b)(c)	9,100

120,000	Resona Preferred Global Securities Cayman Ltd., Junior Subordinated, Bonds, 7.191% due 7/30/15(c)(e)(f)	87,695

120,000	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16(c)(f)	96,567

See Notes to Financial Statements.

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report   7

Schedule of investments (unaudited) continued
June 30, 2009

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Commercial Banks — 2.2% continued

$130,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16(c)(e)(f)	$52,053

60,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36(f)	39,074

420,000	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14	411,451

100,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36	74,210

	Total Commercial Banks	873,573

	Consumer Finance — 4.8%
	American Express Co.:

80,000	Senior Notes, 8.125% due 5/20/19	83,159

100,000	Subordinated Debentures, 6.800% due 9/1/66(f)	72,093

	Ford Motor Credit Co.:

	Notes:

860,000	7.375% due 10/28/09	852,694

25,000	7.875% due 6/15/10	23,752

131,000	Senior Notes, 5.879% due 6/15/11(f)	113,806

	GMAC LLC:

	Senior Notes:

12,000	7.250% due 3/2/11(c)	11,100

174,000	6.875% due 9/15/11(c)	153,990

113,000	6.625% due 5/15/12(c)	95,485

51,000	7.500% due 12/31/13(c)	40,035

92,000	6.750% due 12/1/14(c)	73,140

79,000	8.000% due 11/1/31(c)	56,090

41,000	Subordinated Notes, 8.000% due 12/31/18(c)	26,445

	SLM Corp., Medium-Term Notes:

135,000	5.000% due 10/1/13	109,295

225,000	5.375% due 5/15/14	181,017

30,000	5.050% due 11/14/14	23,237

25,000	5.625% due 8/1/33	15,431

	Total Consumer Finance	1,930,769

	Diversified Financial Services — 5.0%
100,000	AGFC Capital Trust I, Junior Subordinated Notes, 6.000% due 1/15/67(c)(f)	21,018

130,000	Aiful Corp., Notes, 5.000% due 8/10/10(c)	79,317

70,000	Bank of America Corp., Senior Notes, 7.625% due 6/1/19	70,433

See Notes to Financial Statements.

8   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Diversified Financial Services — 5.0% continued

	Citigroup Inc.:

	Notes:

$160,000	6.500% due 8/19/13	$155,558

150,000	6.875% due 3/5/38	132,858

180,000	Subordinated Notes, 5.000% due 9/15/14	151,063

260,000	El Paso Performance-Linked Trust Certificates, Senior Notes, 7.750% due 7/15/11(c)	256,461

	General Electric Capital Corp.:

260,000	Senior Notes, 6.875% due 1/10/39	234,720

220,000	Subordinated Debentures, 6.375% due 11/15/67(f)	147,001

	JPMorgan Chase & Co., Subordinated Notes:

410,000	5.125% due 9/15/14	408,475

110,000	6.125% due 6/27/17	108,853

100,000	MUFG Capital Finance 1 Ltd., Preferred Securities, 6.346% due 7/25/16(e)(f)	87,660

160,000	TNK-BP Finance SA, Senior Notes, 7.500% due 7/18/16(c)	137,200

50,000	Vanguard Health Holdings Co., I LLC, Senior Discount Notes, step bond to yield 9.384% due 10/1/15	49,000

	Total Diversified Financial Services	2,039,617

	Insurance — 0.8%
	American International Group Inc.:

110,000	Junior Subordinated Debentures, 6.250% due 3/15/37	28,875

20,000	Medium-Term Notes, 5.850% due 1/16/18	10,596

	MetLife Inc.:

190,000	Junior Subordinated Debentures, 6.400% due 12/15/36	136,206

60,000	Senior Notes, 6.750% due 6/1/16	61,167

100,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37(f)	80,712

	Total Insurance	317,556

	Real Estate Management & Development — 0.1%
110,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15	31,350

	Thrifts & Mortgage Finance — 0.2%
100,000	Ocwen Capital Trust I, Junior Subordinated Capital Securities, 10.875% due 8/1/27	81,000

	TOTAL FINANCIALS	5,611,036

See Notes to Financial Statements.

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report   9

Schedule of investments (unaudited) continued
June 30, 2009

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE

HEALTH CARE — 2.5%

	Health Care Providers & Services — 1.6%
$30,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15	$29,550

50,000	DaVita Inc., Senior Notes, 6.625% due 3/15/13	47,375

	HCA Inc.:

	Senior Notes:

10,000	6.300% due 10/1/12	9,225

58,000	6.250% due 2/15/13	51,040

	Senior Secured Notes:

90,000	9.250% due 11/15/16	88,875

21,000	9.625% due 11/15/16(d)	20,843

75,000	Tenet Healthcare Corp., Senior Notes, 7.375% due 2/1/13	67,875

30,000	UnitedHealth Group Inc., Senior Notes, 6.000% due 2/15/18	28,839

300,000	WellPoint Health Networks Inc., Notes, 6.375% due 1/15/12	312,691

10,000	WellPoint Inc., Notes, 5.875% due 6/15/17	9,802

	Total Health Care Providers & Services	666,115

	Pharmaceuticals — 0.9%
140,000	Abbott Laboratories, Senior Notes, 5.125% due 4/1/19	144,424

90,000	Pfizer Inc., Senior Notes, 6.200% due 3/15/19	98,607

110,000	Wyeth, Notes, 5.950% due 4/1/37	114,190

	Total Pharmaceuticals	357,221

	TOTAL HEALTH CARE	1,023,336

INDUSTRIALS — 2.4%

	Aerospace & Defense — 0.5%
40,000	Boeing Co., Senior Notes, 6.000% due 3/15/19	43,698

	L-3 Communications Corp., Senior Subordinated Notes:

25,000	7.625% due 6/15/12	25,125

125,000	6.375% due 10/15/15	114,063

	Total Aerospace & Defense	182,886

	Airlines — 0.6%
181,512	Delta Air Lines Inc., Pass-Through Certificates, 6.821% due 8/10/22	150,655

35,994	Northwest Airlines Corp., Pass-Through Certificates, 7.575% due 3/1/19	26,995

	United Airlines Inc., Pass-Through Certificates:

45,000	6.831% due 3/1/10	49,950

23,260	8.030% due 7/1/11	23,028

	Total Airlines	250,628

See Notes to Financial Statements.

10   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Airlines — 0.6% continued
	Building Products — 0.0%
$20,000	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	$17,600

	Industrial Conglomerates — 1.1%
420,000	Tyco International Group SA, Notes, 6.000% due 11/15/13	427,470

	Road & Rail — 0.2%
20,000	Hertz Corp., Senior Notes, 8.875% due 1/1/14	18,500

30,000	Kansas City Southern de Mexico, Senior Notes, 12.500% due 4/1/16(c)	30,600

50,000	RailAmerica Inc., Senior Secured Notes, 9.250% due 7/1/17(c)	48,500

	Total Road & Rail	97,600

	TOTAL INDUSTRIALS	976,184

MATERIALS — 1.8%

	Chemicals — 0.4%
50,000	Arco Chemical Co., Debentures, 9.800% due 2/1/20(a)(b)	16,000

60,000	FMC Finance III SA, Senior Notes, 6.875% due 7/15/17	56,100

85,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	81,600

	Total Chemicals	153,700

	Containers & Packaging — 0.0%
25,000	Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10(a)(b)(g)	0

	Metals & Mining — 1.0%
140,000	Evraz Group SA, Notes, 8.875% due 4/24/13(c)	115,500

60,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	60,535

	Rio Tinto Finance Ltd., Notes:

10,000	5.875% due 7/15/13	10,072

30,000	6.500% due 7/15/18	30,068

35,000	Steel Dynamics Inc., Senior Notes, 6.750% due 4/1/15	31,325

	Teck Resources Ltd., Senior Secured Notes:

5,000	9.750% due 5/15/14(c)	5,180

5,000	10.250% due 5/15/16(c)	5,244

5,000	10.750% due 5/15/19(c)	5,383

70,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	66,641

100,000	Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14(c)	91,500

	Total Metals & Mining	421,448

	Paper & Forest Products — 0.4%
150,000	Weyerhaeuser Co., Senior Notes, 6.750% due 3/15/12	150,145

	TOTAL MATERIALS	725,293

See Notes to Financial Statements.

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report   11

Schedule of investments (unaudited) continued
June 30, 2009

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE

TELECOMMUNICATION SERVICES — 3.8%

	Diversified Telecommunication Services — 2.9%
	AT&T Inc.:

	Global Notes:

$100,000	5.500% due 2/1/18	$100,023

20,000	5.800% due 2/15/19	20,343

100,000	6.550% due 2/15/39	100,147

155,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	158,918

50,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10(a)(b)(g)	0

5,000	Intelsat Jackson Holdings Ltd., Senior Notes, 9.500% due 6/15/16(c)	5,050

160,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	167,934

30,000	Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14	24,750

90,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	82,575

140,000	Telecom Italia Capital S.p.A., Senior Notes, 5.250% due 10/1/15	135,324

30,000	Verizon Communications Inc., Senior Notes, 8.950% due 3/1/39	37,999

80,000	Verizon Global Funding Corp., Notes, 7.375% due 9/1/12	89,561

120,000	Verizon New York Inc., Senior Debentures, 6.875% due 4/1/12	127,259

100,000	Vimpel Communications, Loan Participation Notes, 8.375% due 4/30/13(c)	91,250

40,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	38,500

	Total Diversified Telecommunication Services	1,179,633

	Wireless Telecommunication Services — 0.9%
30,000	America Movil SAB de CV, Senior Notes, 5.625% due 11/15/17	29,472

125,000	Nextel Communications Inc., Senior Notes, 7.375% due 8/1/15	100,312

30,000	Rogers Communications Inc., Senior Notes, 6.800% due 8/15/18	32,216

200,000	Sprint Capital Corp., Senior Notes, 8.375% due 3/15/12	198,000

	Total Wireless Telecommunication Services	360,000

	TOTAL TELECOMMUNICATION SERVICES	1,539,633

UTILITIES — 4.8%

	Electric Utilities — 1.6%
70,000	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12	75,082

165,000	Exelon Corp., Bonds, 5.625% due 6/15/35	133,220

245,000	FirstEnergy Corp., Notes, 7.375% due 11/15/31	231,857

See Notes to Financial Statements.

12   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Electric Utilities — 1.6% continued

$90,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	$93,600

110,000	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	114,488

	Total Electric Utilities	648,247

	Independent Power Producers & Energy Traders — 2.8%
	AES Corp., Senior Notes:

40,000	7.750% due 10/15/15	37,400

200,000	8.000% due 10/15/17	187,000

130,000	8.000% due 6/1/20	117,325

35,000	Calpine Construction Finance Co. LP and CCFC Finance Corp., Senior Secured Notes, 8.000% due 6/1/16(c)	33,687

60,000	Dynegy Holdings Inc., Senior Debentures, 7.125% due 5/15/18	41,100

	Edison Mission Energy, Senior Notes:

80,000	7.200% due 5/15/19	60,000

20,000	7.625% due 5/15/27	12,900

636,000	Energy Future Holdings Corp., Senior Notes, 11.250% due 11/1/17(d)	391,140

	NRG Energy Inc., Senior Notes:

25,000	7.250% due 2/1/14	24,313

85,000	7.375% due 2/1/16	80,644

	TXU Corp., Senior Notes:

70,000	5.550% due 11/15/14	44,549

45,000	6.500% due 11/15/24	22,774

175,000	6.550% due 11/15/34	85,008

	Total Independent Power Producers & Energy Traders	1,137,840

	Multi-Utilities — 0.4%
150,000	Dominion Resources Inc., Senior Notes, 8.875% due 1/15/19	179,180

	TOTAL UTILITIES	1,965,267

	TOTAL CORPORATE BONDS & NOTES (Cost — $18,889,800)	16,004,402

ASSET-BACKED SECURITIES — 3.1%

FINANCIALS — 3.1%

	Credit Card — 0.7%
310,000	Washington Mutual Inc. Master Note Trust, 0.349% due 9/15/13(c)(f)	309,541

	Home Equity — 2.4%
102,861	Accredited Mortgage Loan Trust, 0.554% due 9/25/35(f)	73,890

396,931	ACE Securities Corp., 0.484% due 1/25/36(f)	41,601

See Notes to Financial Statements.

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report   13

Schedule of investments (unaudited) continued
June 30, 2009

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Home Equity — 2.4% continued

$253,735	Bear Stearns Asset-Backed Securities Trust, 0.664% due 9/25/34(f)	$235,462

83,405	Countrywide Asset-Backed Certificates, 1.564% due 6/25/34(f)	6,108

339,530	Countrywide Home Equity Loan Trust, 0.619% due 12/15/33(c)(f)	54,325

287,847	First Horizon ABS Trust, 0.474% due 10/25/34(f)	70,271

339,578	GSRPM Mortgage Loan Trust, 0.614% due 3/25/35(c)(f)(g)	169,838

266,496	Indymac Home Equity Loan Asset-Backed Trust, 0.484% due 4/25/36(f)	81,776

507,435	Lehman XS Trust, 0.524% due 9/25/46(f)	178,902

304,435	SACO I Trust, 0.484% due 2/25/34(f)	47,984

7,825	Sail Net Interest Margin Notes, 7.750% due 4/27/33(b)(c)	1

	Total Home Equity	960,158

	TOTAL ASSET-BACKED SECURITIES (Cost — $3,196,570)	1,269,699

COLLATERALIZED MORTGAGE OBLIGATIONS — 13.9%

432,956	American Home Mortgage Investment Trust, 5.294% due 6/25/45(f)	236,923

333,327	Banc of America Mortgage Securities, 4.803% due 9/25/35(f)	231,377

262,150	Commercial Mortgage Pass-Through Certificates, 5.447% due 7/16/34(c)	259,509

	Countrywide Alternative Loan Trust:

35,774	5.500% due 10/25/33	29,825

401,591	0.644% due 11/20/35(f)	181,996

411,267	0.584% due 1/25/36(f)	180,196

457,141	0.524% due 7/25/46(f)	179,776

	Countrywide Home Loan, Mortgage Pass-Through Trust:

292,810	2.624% due 11/25/34(f)	157,769

286,032	0.614% due 5/25/35(f)	128,567

610,000	CS First Boston Mortgage Securities Corp., 5.230% due 12/15/40(f)	524,267

191,481	Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 4.973% due 8/25/35(f)	160,658

	Downey Savings & Loan Association Mortgage Loan Trust:

266,877	0.523% due 3/19/45(f)	116,142

373,890	2.260% due 3/19/46(f)	104,689

373,890	2.260% due 3/19/47(f)	88,998

421,771	GSR Mortgage Loan Trust, 4.431% due 10/25/35(f)	299,409

See Notes to Financial Statements.

14   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Harborview Mortgage Loan Trust:

$267,742	0.713% due 11/19/34(f)	$136,172

116,257	0.713% due 11/19/34(f)	54,389

312,203	0.663% due 1/19/35(f)	137,336

	Indymac Index Mortgage Loan Trust:

180,698	4.714% due 3/25/35(f)	92,879

277,876	5.694% due 8/25/37(f)	126,400

421,419	0.524% due 5/25/46(f)	174,043

	JPMorgan Chase Commercial Mortgage Securities Corp.:

250,000	5.814% due 6/12/43(f)	197,328

200,000	6.007% due 6/15/49(f)	149,505

147,481	MASTR ARM Trust, 5.644% due 11/25/35(c)(f)	64,874

154,027	Merrill Lynch Mortgage Investors Trust, 5.034% due 5/25/34(f)	136,858

542,339	Morgan Stanley Mortgage Loan Trust, 5.511% due 3/25/36(f)	277,864

154,394	RBSGC Mortgage Pass-Through Certificates, 0.764% due 1/25/37(f)	60,432

169,659	Residential Accredit Loans Inc., 0.674% due 1/25/37(f)	83,576

168,268	Structured ARM Loan Trust, 5.934% due 11/25/35(f)	75,174

265,908	Structured Asset Mortgage Investments Inc., 0.524% due 5/25/46(f)	106,144

	Washington Mutual Inc., Mortgage Pass-Through Certificates:

211,783	5.929% due 9/25/36(f)	136,491

437,916	0.584% due 12/25/45(f)	207,532

251,761	0.604% due 12/25/45(f)	117,986

	Wells Fargo Mortgage Backed Securities Trust:

392,009	5.002% due 10/25/35(f)	318,003

143,491	5.241% due 4/25/36(f)	105,513

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $9,864,981)	5,638,600

MORTGAGE-BACKED SECURITIES — 38.2%

	FHLMC — 21.3%
	Federal Home Loan Mortgage Corp. (FHLMC):

533,575	5.000% due 8/1/35(h)	544,893

230,425	5.372% due 2/1/36(f)(h)	239,941

88,683	5.753% due 2/1/37(f)(h)	93,291

460,934	6.062% due 3/1/37(f)(h)	485,824

203,803	5.867% due 5/1/37(f)(h)	214,158

232,538	5.923% due 5/1/37(f)(h)	245,054

See Notes to Financial Statements.

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report   15

Schedule of investments (unaudited) continued
June 30, 2009

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	FHLMC — 21.3% continued

	Gold:

$53,846	7.000% due 2/1/15-5/1/16(h)	$57,383

151,965	6.500% due 9/1/31(h)	163,104

5,197,692	5.000% due 7/1/35-12/1/36(h)	5,306,819

484,628	5.500% due 11/1/35-4/1/38(h)	501,198

630,279	6.000% due 12/1/36-2/1/37(h)	659,114

125,000	5.000% due 7/13/39(h)(i)	127,129

	Total FHLMC	8,637,908

	FNMA — 11.5%
	Federal National Mortgage Association (FNMA):

1,308,625	6.500% due 3/1/16-11/1/36(h)	1,397,172

852,349	5.500% due 12/1/16-2/1/37(h)	883,163

400,000	5.500% due 7/16/24(h)(i)	418,562

38,243	7.500% due 2/1/30-7/1/31(h)	41,753

316,610	7.000% due 7/1/30-4/1/32(h)	346,783

512,986	6.000% due 3/1/32-4/1/32(h)	540,992

687,789	5.000% due 6/1/35-2/1/36(h)	702,964

300,000	5.000% due 7/13/39(h)(i)	305,484

	Total FNMA	4,636,873
	GNMA — 5.4%

	Government National Mortgage Association (GNMA):

35,331	7.000% due 6/15/28-7/15/29	38,549

192,043	6.500% due 9/15/28-2/15/31	207,311

600,000	5.000% due 7/20/39(i)	611,719

600,000	5.500% due 7/20/39(i)	618,007

700,000	6.000% due 7/20/39(i)	729,173

	Total GNMA	2,204,759

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $14,832,572)	15,479,540

SOVEREIGN BONDS — 1.8%

	Italy — 0.8%
350,000	Region of Lombardy, 5.804% due 10/25/32	337,673

	Mexico — 0.4%
140,000	United Mexican States, Medium-Term Notes, 5.875% due 1/15/14	148,050

See Notes to Financial Statements.

16   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Media — 2.8% continued
	Russia — 0.6%
$175,000	Russian Federation, 11.000% due 7/24/18(c)	$252,875

	TOTAL SOVEREIGN BONDS (Cost — $739,006)	738,598

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 4.3%

	U.S. Government Agency — 0.8%
300,000	Farmer Mac, Guaranteed Trust, 5.125% due 4/19/17(c)	315,768

	U.S. Government Obligations — 3.5%
	U.S. Treasury Bonds:

919,000	3.500% due 2/15/39	794,938

10,000	4.250% due 5/15/39	9,902

	U.S. Treasury Notes:

380,000	2.625% due 4/30/16	367,531

100,000	3.250% due 5/31/16	100,469

139,000	2.750% due 2/15/19	130,225

4,000	3.125% due 5/15/19	3,870

	Total U.S. Government Obligations	1,406,935

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $1,720,403)	1,722,703

U.S. TREASURY INFLATION PROTECTED SECURITIES — 0.9%

	U.S. Treasury Bonds, Inflation Indexed:

61,066	1.750% due 1/15/28(j)	57,765

288,005	2.500% due 1/15/29	306,725

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $336,998)	364,490

SHARES

COMMON STOCKS — 0.0%

CONSUMER STAPLES — 0.0%

	Food Products — 0.0%
3,630	Aurora Foods Inc.(b)(g)*	0

TELECOMMUNICATION SERVICES — 0.0%

	Diversified Telecommunication Services — 0.0%
66	McLeodUSA Inc., Class A Shares(b)(g)*	0

	TOTAL COMMON STOCKS (Cost — $0)	0

See Notes to Financial Statements.

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report   17

Schedule of investments (unaudited) continued
June 30, 2009

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

SHARES	SECURITY	VALUE
	Diversified Telecommunication Services — 0.0% continued

PREFERRED STOCKS — 0.2%

FINANCIALS — 0.2%

	Consumer Finance — 0.1%
104	Preferred Blocker Inc., 7.000%(c)	$44,733

	Thrifts & Mortgage Finance — 0.1%
7,000	Federal Home Loan Mortgage Corp. (FHLMC), 8.375%(f)(h)*	8,540

300	Federal National Mortgage Association (FNMA), 7.000%(f)(h)*	465

5,300	Federal National Mortgage Association (FNMA), 8.250%(f)(h)*	7,102

	Total Thrifts & Mortgage Finance	16,107

	TOTAL PREFERRED STOCKS (Cost — $347,732)	60,840

WARRANTS

WARRANTS — 0.0%

60	Cybernet Internet Services International Inc., Expires 7/1/09(b)(c)(g)*	0

50	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(b)(c)(g)*	0

	TOTAL WARRANTS (Cost — $11,294)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $49,939,356)	41,278,872

FACE
AMOUNT

SHORT-TERM INVESTMENTS — 4.1%

	U.S. Government Agency — 0.7%
$292,000	Federal National Mortgage Association (FNMA), Discount Notes, 0.380% due 1/25/10(h)(j)(k) (Cost — $291,376)	291,485

	Repurchase Agreement — 3.4%
1,367,000	Morgan Stanley tri-party repurchase agreement dated 6/30/09, 0.030% due 7/1/09; Proceeds at maturity — $1,367,001; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.125% due 8/21/17 to 6/24/24; Market value — $1,395,392) (Cost — $1,367,000)	1,367,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $1,658,376)	1,658,485

	TOTAL INVESTMENTS — 106.0% (Cost — $51,597,732#)	42,937,357

	Liabilities in Excess of Other Assets — (6.0)%	(2,444,243)

	TOTAL NET ASSETS — 100.0%	$40,493,114

See Notes to Financial Statements.

18   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

*	Non-income producing security.

(a)	Security is currently in default.

(b)	Illiquid security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(h)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.

(i)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(k)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM — Adjustable Rate Mortgage

GMAC — General Motors Acceptance Corp.

MASTR — Mortgage Asset Securitization Transactions Inc.

SCHEDULE OF WRITTEN OPTIONS (unaudited)

CONTRACTS	SECURITY	EXPIRATION DATE	STRIKE PRICE	VALUE
5	Eurodollar Futures, Call	9/14/09	$97.63	$21,344

20	Eurodollar Futures, Put	3/15/10	98.38	10,500

	TOTAL WRITTEN OPTIONS (Premiums Received — $21,948)			$31,844

See Notes to Financial Statements.

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report   19

Statement of assets and liabilities (unaudited)
June 30, 2009

ASSETS:

Investments, at value (Cost — $51,597,732)	$42,937,357

Foreign currency, at value (Cost — $18,012)	18,459

Cash	147

Receivable for securities sold	824,472

Interest receivable	460,197

Principal paydown receivable	31,319

Deposits with brokers for open futures contracts	20,085

Total Assets	44,292,036

LIABILITIES:

Payable for securities purchased	3,603,209

Written options, at value (premium received $21,948)	31,844

Payable to broker — variation margin on open futures contracts	30,850

Payable for Portfolio shares repurchased	29,334

Investment management fee payable	21,448

Trustees’ fees payable	3,625

Accrued expenses	78,612

Total Liabilities	3,798,922

TOTAL NET ASSETS	$40,493,114

NET ASSETS:

Par value (Note 5)	$55

Paid-in capital in excess of par value	57,386,337

Undistributed net investment income	998,231

Accumulated net realized loss on investments, futures contracts, written options and foreign currency transactions	(9,244,928)

Net unrealized depreciation on investments, futures contracts, written options and foreign currencies	(8,646,581)

TOTAL NET ASSETS	$40,493,114

Shares Outstanding	5,452,341

Net Asset Value	$7.43

See Notes to Financial Statements.

20   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report

Statement of operations (unaudited)
For the Six Months Ended June 30, 2009

INVESTMENT INCOME:

Interest	$1,322,586

Dividends	2,823

Total Investment Income	1,325,409

EXPENSES:

Investment management fee (Note 2)	127,954

Shareholder reports	51,985

Audit and tax	11,994

Legal fees	7,584

Custody fees	1,961

Trustees’ fees	393

Insurance	208

Transfer agent fees	71

Miscellaneous expenses	3,574

Total Expenses	205,724

NET INVESTMENT INCOME	1,119,685

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, WRITTEN OPTIONS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1, 3 AND 4):

Net Realized Gain (Loss) From:

Investment transactions	(1,190,126)

Futures contracts	(45,503)

Written options	119,812

Foreign currency transactions	13,185

Net Realized Loss	(1,102,632)

Change in Net Unrealized Appreciation/Depreciation From:

Investments	3,384,538

Futures contracts	(506,860)

Written options	149,417

Foreign currencies	(16,058)

Change in Net Unrealized Appreciation/Depreciation	3,011,037

NET GAIN ON INVESTMENTS, FUTURES CONTRACTS, WRITTEN OPTIONS AND FOREIGN CURRENCY TRANSACTIONS	1,908,405

INCREASE IN NET ASSETS FROM OPERATIONS	$3,028,090

See Notes to Financial Statements.

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report   21

Statements of changes in net assets

FOR THE SIX MONTHS ENDED JUNE 30, 2009 (unaudited)
AND THE YEAR ENDED DECEMBER 31, 2008	2009	2008
OPERATIONS:

Net investment income	$1,119,685	$2,808,720

Net realized loss	(1,102,632)	(168,397)

Change in net unrealized appreciation/depreciation	3,011,037	(10,236,450)

Increase (Decrease) in Net Assets From Operations	3,028,090	(7,596,127)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Net investment income	—	(2,950,004)

Decrease in Net Assets From Distributions to Shareholders	—	(2,950,004)

PORTFOLIO SHARE TRANSACTIONS (NOTE 5):

Net proceeds from sale of shares	336,035	1,001,874

Reinvestment of distributions	—	2,950,004

Cost of shares repurchased	(3,456,028)	(15,487,911)

Decrease in Net Assets From Portfolio Share Transactions	(3,119,993)	(11,536,033)

DECREASE IN NET ASSETS	(91,903)	(22,082,164)

NET ASSETS:

Beginning of period	40,585,017	62,667,181

End of period*	$40,493,114	$40,585,017

* Includes undistributed net investment income and overdistributed net investment income, respectively, of:	$998,231	$(121,454)

See Notes to Financial Statements.

22   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report

Financial highlights

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:

	2009[1,2]	2008[2]	2007[2]	2006[2]	2005[2]	2004[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$6.88	$8.62	$8.93	$9.01	$9.30	$9.15

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.20	0.44	0.47	0.48	0.46	0.48

Net realized and unrealized gain (loss)	0.35	(1.65)	(0.30)	0.01	(0.22)	0.14

Total income (loss) from operations	0.55	(1.21)	0.17	0.49	0.24	0.62

LESS DISTRIBUTIONS FROM:

Net investment income	—	(0.53)	(0.48)	(0.54)	(0.53)	(0.47)

Return of capital	—	—	—	(0.03)	—	—

Total distributions	—	(0.53)	(0.48)	(0.57)	(0.53)	(0.47)

NET ASSET VALUE, END OF PERIOD	$7.43	$6.88	$8.62	$8.93	$9.01	$9.30

Total return[3]	7.99%	(13.98)%	1.98%	5.39%	2.56%	6.74%

NET ASSETS, END OF PERIOD (000s)	$40,493	$40,585	$62,667	$76,178	$89,522	$100,304

RATIOS TO AVERAGE NET ASSETS:

Gross expenses	1.05%[4]	1.07%	0.85%	0.75%[5]	0.77%	0.76%

Net expenses	1.05 [4]	1.07 [6]	0.85 [6]	0.74 [5,7]	0.77	0.76 [7]

Net investment income	5.69[4]	5.43	5.23	5.24	4.87	5.15

PORTFOLIO TURNOVER RATE[8]	24%	29%	67%	224%	83%	57%

[1]	For the six months ended June 30, 2009 (unaudited).

[2]	Per share amounts have been calculated using the average shares method.

[3]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would have been 0.73% and 0.72%, respectively.

[6]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 88% for the six months ended June 30, 2009, and 261%, 416%, 632%, 538% and 382% for the years ended December 31, 2008, 2007, 2006, 2005 and 2004, respectively.

See Notes to Financial Statements.

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report   23

Notes to financial statements (unaudited)

1.	Organization and significant accounting policies
Legg Mason Partners Variable Diversified Strategic Income Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through August 19, 2009, the issuance date of the financial statements.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs

24   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report

used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

		OTHER
		SIGNIFICANT	SIGNIFICANT
		OBSERVABLE	UNOBSERVABLE
	QUOTED PRICES	INPUTS	INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Long-term investments:

Corporate bonds & notes	—	$16,004,402	$0	$16,004,402

Asset-backed securities	—	1,269,699	—	1,269,699

Collateralized mortgage obligations	—	5,638,600	—	5,638,600

Mortgage-backed securities	—	15,479,540	—	15,479,540

Sovereign bonds	—	738,598	—	738,598

U.S. government & agency obligations	—	1,722,703	—	1,722,703

U.S. treasury inflation protected securities	—	364,490	—	364,490

Common stock	—	—	0	0

Preferred stock	$16,107	44,733	—	60,840

Warrants	—	—	0	0

Total long-term investments	16,107	41,262,765	0	41,278,872

Short-term investments:

U.S. government agency	—	291,485	—	291,485

Repurchase agreement	—	1,367,000	—	1,367,000

Total short-term investments	—	1,658,485	—	1,658,485

Total investments	16,107	42,921,250	0	42,937,357

Other financial instruments:

Written options	(31,844)	—	—	(31,844)

Futures contracts	23,330	—	—	23,330

Total other financial instruments	(8,514)	—	—	(8,514)

Total	$7,593	$42,921,250	$0	$42,928,843

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report   25

Notes to financial statements (unaudited) continued

Following is a reconciliation of investments in which significant unobservable inputs (level 3) were used in determining fair value:

	CORPORATE
	BONDS &	COMMON
INVESTMENTS IN SECURITIES	NOTES	STOCKS	WARRANTS	TOTAL
Balance as of December 31, 2008	$192,743	$0	$0	$192,743

Accrued premiums/discounts	2,803	—	—	2,803

Realized gain/(loss)(1)	5,714	(49,437)	(9,958)	(53,681)

Change in unrealized appreciation (depreciation)(2)	7,368	49,437	9,958	66,763

Net purchases (sales)	(54,371)	—	—	(54,371)

Transfers in and/or out of Level 3	(154,257)	—	—	(154,257)

Balance as of June 30, 2009	$0	$0	$0	$0

Net unrealized appreciation (depreciation) for investments in securities still held at June 30, 2009	$(74,565)	$0	$(11,294)	$(85,859)

(1)	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

(2)	This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

26   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report

(c) Futures contracts. The Portfolio may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Portfolio is required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the ”initial margin.” Subsequent payments (”variation margin”) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Written options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Portfolio realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Portfolio is

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report   27

Notes to financial statements (unaudited) continued

exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value or interest rate of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount or lower interest rate) will be reduced. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(f) Securities traded on a to-be-announced basis. The Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days after purchase. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Mortgage dollar rolls. The Portfolio may enter into dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Portfolio forgoes interest paid on the securities. The Portfolio maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Portfolio executes its mortgage dollar rolls entirely in the TBA market, where the Portfolio makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Portfolio accounts for mortgage dollar rolls as purchases and sales.

28   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report

The risk of entering into a mortgage dollar roll is that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.

(h) Loan participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(i) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report   29

Notes to financial statements (unaudited) continued

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(j) Forward foreign currency contracts. The Portfolio may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(k) Credit and market risk. The Portfolio invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and

30   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report

liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(l) Other risks. Consistent with its objective to seek high current income, the Portfolio may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

(m) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Portfolio’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(n) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(o) Fees paid indirectly. The Portfolio’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Portfolio. If material, the amount is shown as a reduction of expenses in the Statement of Operations.

(p) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2009, no provision for income tax would be required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report   31

Notes to financial statements (unaudited) continued

(q) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates
Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) and Western Asset Management Company Ltd in Japan (“Western Japan”) are the Portfolio’s subadvisers. LMPFA, Western Asset, Western Asset Limited, Western Singapore and Western Japan are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $1 billion	0.650%

Next $1 billion	0.625

Next $3 billion	0.600

Next $5 billion	0.575

Over $10 billion	0.550

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio. In turn, Western Asset pays Western Asset Limited, Western Singapore and Western Japan a sub-advisory fee of 0.30% on the assets managed by Western Asset Limited, Western Singapore and Western Japan.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

The Portfolio had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred balances are reported in the Statement of Operations under Trustees’ fees and are considered a general obligation of the Portfolio and any payments made pursuant to the Plan will be made from the Portfolio’s general assets. The Plan was terminated effective January 1,

32   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report

2007. This change will have no effect on fees previously deferred. As of June 30, 2009, the Portfolio had accrued $1,543 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments
During the six months ended June 30, 2009, the aggregate cost of purchases and proceeds from sales of investments and U.S. Government & Agency Obligations (excluding short-term investments) were as follows:

		U.S. GOVERNMENT &
	INVESTMENTS	AGENCY OBLIGATIONS
Purchases	$2,556,346	$34,601,165

Sales	6,961,601	36,700,614

At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,106,079

Gross unrealized depreciation	(9,766,454)

Net unrealized depreciation	$(8,660,375)

At June 30, 2009, the Portfolio had the following open futures contracts:

	NUMBER OF	EXPIRATION	BASIS	MARKET	UNREALIZED
	CONTRACTS	DATE	VALUE	VALUE	GAIN (LOSS)
Contracts to buy:

Eurodollar	19	12/09	$4,690,111	$4,707,013	$16,902

Eurodollar	32	3/10	7,876,619	7,906,000	29,381

Eurodollar	7	6/10	1,714,907	1,722,963	8,056

U.S. Treasury 2-Year Notes	4	9/09	866,784	864,875	(1,909)

U.S. Treasury 5-Year Notes	26	9/09	3,002,016	2,982,688	(19,328)

U.S. Treasury 10-Year Notes	30	9/09	3,468,963	3,487,969	19,006

					$52,108

Contracts to sell:

Euro-Bund	6	9/09	$1,000,916	$1,018,998	$(18,082)

U.S. Treasury 30-Year Bonds	2	9/09	226,022	236,718	(10,696)

					(28,778)

Net unrealized gain on open futures contracts					$23,330

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report   33

Notes to financial statements (unaudited) continued

During the six months ended June 30, 2009, written option transactions for the Portfolio were as follows:

	NUMBER OF
	CONTRACTS	PREMIUMS
Written options, outstanding December 31, 2008	126	$114,449

Options written	151	125,796

Options closed	(164)	(127,984)

Options expired	(88)	(90,313)

Written options, outstanding June 30, 2009	25	$21,948

At June 30, 2009, the Portfolio held TBA securities with a total cost of $2,805,687.

4.	Derivative instruments and hedging activities
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2009.

ASSET DERIVATIVES
	INTEREST RATE	OTHER
	CONTRACTS RISK[1]	CONTRACTS RISK[2]	TOTAL
Futures contracts[3]	$73,345	—	$73,345

[1]	Balance sheet location: Receivables, Net Assets—Unrealized appreciation (depreciation)

[2]	Balance sheet location: Receivables

[3]	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

LIABILITY DERIVATIVES
	INTEREST RATE	OTHER
	CONTRACTS RISK[1]	CONTRACTS RISK[2]	TOTAL
Written options	$31,844	—	$31,844

Futures contracts[3]	$50,015	—	$50,015

Total	$81,859	—	$81,859

[1]	Balance sheet location: Payables, Net Assets—Unrealized appreciation (depreciation)

[2]	Balance sheet location: Payables

[3]	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

34   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2009. The first table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period. The second table provides additional information about the changes in unrealized appreciation/(depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED
	INTEREST RATE	FOREIGN EXCHANGE	OTHER
	CONTRACTS	CONTRACTS	CONTRACTS
	RISK	RISK	RISK	TOTAL
Written options	$119,812	—	—	$119,812

Futures contracts	(45,503)	—	—	(45,503)

Forward foreign currency contracts	—	$13,140	—	13,140

Total	$74,309	$13,140	—	$87,449

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVES RECOGNIZED
	INTEREST RATE	FOREIGN EXCHANGE	OTHER
	CONTRACTS	CONTRACTS	CONTRACTS
	RISK	RISK	RISK	TOTAL
Written options	$149,417	—	—	$149,417

Futures contracts	(506,860)	—	—	(506,860)

Forward foreign currency contracts	—	$(14,798)	—	(14,798)

Total	$(357,443)	$(14,798)	—	$(372,241)

5.	Shares of beneficial interest
At June 30, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

Transactions in shares of the Portfolio were as follows:

	SIX MONTHS ENDED	YEAR ENDED
	JUNE 30, 2009	DECEMBER 31, 2008
Shares sold	49,059	124,032

Shares issued on reinvestment	—	432,237

Shares repurchased	(493,586)	(1,931,624)

Net decrease	(444,527)	(1,375,355)

6.	Capital loss carryforward
As of December 31, 2008, the Portfolio had a net capital loss carryforward of approximately $7,742,138, of which $4,543,816 expires in 2009, $2,118,955

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report   35

Notes to financial statements (unaudited) continued

expires in 2010 and $1,079,367 expires in 2014. These amounts will be available to offset any future taxable capital gains.

7.	Regulatory matters
On May 31, 2005, the U.S. Securities and Exchange Commission (the “SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Portfolio, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Portfolio (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and Citigroup Global Markets Inc. (“CGM”) knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as subtransfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million indisgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant

36   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report

to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ Boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or subtransfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

8. Legal matters
Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Portfolio, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report   37

Notes to financial statements (unaudited) continued

failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Portfolio was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 7. The

38   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report

complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgement was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

9. Other matters
On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset/CitiSM New York Tax Free Reserves (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit). The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report   39

Notes to financial statements (unaudited) continued

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on February 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

40   Legg Mason Partners Variable Diversified Strategic Income Portfolio 2009 Semi-Annual Report

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Legg Mason Partners
Variable Diversified Strategic
Income Portfolio

Trustees

Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
  Chairman
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadvisers

Western Asset Management
Company

Western Asset Management
Company Limited

Western Asset Management
Company Pte. Ltd. in Singapore

Western Asset Management
Company Ltd in Japan

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust
Company

Transfer agent

Boston Financial Data Services, Inc.
2 Heritage Drive
Quincy, Massachusetts 02171

Independent registered public
accounting firm

KPMG LLP
345 Park Avenue
New York, New York 10154

Legg Mason Partners Variable Diversified Strategic Income Portfolio
The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland business trust.

LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO
Legg Mason Funds
55 Water Street
New York, New York 10041

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Portfolio, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Portfolio’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Variable Diversified Strategic Income Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless proceeded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC
Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

• Each was purposefully chosen for their commitment to investment excellence.

• Each is focused on specific investment styles and asset classes.

• Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 18, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010085 8/09 SR09-884

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a) (1) Not applicable.
Exhibit 99.CODE ETH
(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
Legg Mason Partners Variable Income Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Income Trust
Date: August 27, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Income Trust
Date: August 27, 2009

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Variable Income Trust
Date: August 27, 2009